Other Accrued Liabilities - 10K (Tables)	5 Months Ended
Oct. 15, 2023
Payables and Accruals [Abstract]
Schedule of Other Accrued Current Liabilities
Other accrued current liabilities consist of the following:

	April 30, 2023	April 24, 2022
Accrued payroll	$2,241	$1,873
Warrant liability	1,925	—
Accrued sales and income taxes	1,072	933
Accrued interest	924	636
Landlord advances on construction buildout	912	3,407
Accrued insurance	864	354
Accrued other	387	316
Accrued professional fees	288	—
Total	$8,613	$7,519